Changes in provisions (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in provisions [Line Items]
Beginning balance		₩ 428,958	₩ 728,888
Transfer To 12 Month Expected Credit Loss		0
Transfer To Life Time Expected Credit Loss		0
Transfer To Impaired Financial Asset		0
Provided (reversed)		4,826
Ending balance		508,416	428,958
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	259,927
Transfer To 12 Month Expected Credit Loss		0
Transfer To Life Time Expected Credit Loss		0
Transfer To Impaired Financial Asset		0
Provided (reversed)		4,826
Foreign exchange translation		2,371
Others		37,078
Ending balance		304,202
Unused credit commitments provision | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	124,492
Transfer To 12 Month Expected Credit Loss		42,514
Transfer To Life Time Expected Credit Loss		(8,899)
Transfer To Impaired Financial Asset		(213)
Provided (reversed)		(32,070)
Provision used		0
Foreign exchange translation		578
Others		0
Ending balance		126,402
Unused credit commitments provision | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	96,010
Transfer To 12 Month Expected Credit Loss		(42,057)
Transfer To Life Time Expected Credit Loss		8,976
Transfer To Impaired Financial Asset		(802)
Provided (reversed)		38,576
Provision used		0
Foreign exchange translation		105
Others		0
Ending balance		100,808
Unused credit commitments provision | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	2,137
Transfer To 12 Month Expected Credit Loss		(457)
Transfer To Life Time Expected Credit Loss		(77)
Transfer To Impaired Financial Asset		1,015
Provided (reversed)		2,519
Provision used		0
Foreign exchange translation		0
Others		0
Ending balance		5,137
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance		80,861
Ending balance		115,325	80,861
Financial guarantee contracts | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	31,456
Transfer To 12 Month Expected Credit Loss		1,140
Transfer To Life Time Expected Credit Loss		(1,804)
Transfer To Impaired Financial Asset		(13)
Provided (reversed)		(3,964)
Provision used		0
Foreign exchange translation		758
Others		36,621
Ending balance		64,194
Financial guarantee contracts | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	3,368
Transfer To 12 Month Expected Credit Loss		(1,140)
Transfer To Life Time Expected Credit Loss		1,804
Transfer To Impaired Financial Asset		0
Provided (reversed)		455
Provision used		0
Foreign exchange translation		481
Others		936
Ending balance		5,904
Financial guarantee contracts | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance(adjusted)	[1]	2,464
Transfer To 12 Month Expected Credit Loss		0
Transfer To Life Time Expected Credit Loss		0
Transfer To Impaired Financial Asset		13
Provided (reversed)		(690)
Provision used		0
Foreign exchange translation		449
Others		(479)
Ending balance		1,757
Other provisions
Changes in provisions [Line Items]
Beginning balance		428,958	728,888
Beginning balance(adjusted)	[1]	199,997
Provided (reversed)		5,718	(217,727)
Provision used		(18,107)	(77,657)
Foreign exchange translation		1,056	(8,610)
Others		15,550	4,064
Ending balance		204,214	428,958
Asset retirement
Changes in provisions [Line Items]
Beginning balance		45,495	50,738
Provided (reversed)		4,789	(4,562)
Provision used		(4,210)	(2,695)
Foreign exchange translation		0
Others		3,109	2,014
Ending balance		49,183	45,495
Litigation
Changes in provisions [Line Items]
Beginning balance		32,650	34,471
Provided (reversed)		(1,138)	704
Provision used		(6,343)	(1,908)
Foreign exchange translation		385	(617)
Others		0
Ending balance		25,554	32,650
Unused credit
Changes in provisions [Line Items]
Beginning balance		168,006	450,997
Provided (reversed)			(279,508)
Provision used			0
Foreign exchange translation			(3,483)
Others			0
Ending balance		232,347	168,006
Card point
Changes in provisions [Line Items]
Beginning balance		26,434	25,425
Provided (reversed)			51,294
Provision used			(50,285)
Foreign exchange translation			0
Others			0
Ending balance		0	26,434
Guarantee
Changes in provisions [Line Items]
Beginning balance		80,861	79,238
Provided (reversed)			2,548
Provision used			(132)
Foreign exchange translation			(4,458)
Others			3,665
Ending balance			80,861
Non-financial guarantee
Changes in provisions [Line Items]
Beginning balance		46,340
Provided (reversed)		(2,833)
Provision used		0
Foreign exchange translation		1,677
Others		(1,714)
Ending balance		43,470	46,340
Other
Changes in provisions [Line Items]
Beginning balance		75,512	88,019
Provided (reversed)		4,900	11,797
Provision used		(7,554)	(22,637)
Foreign exchange translation		(1,006)	(52)
Others		14,155	(1,615)
Ending balance		₩ 86,007	₩ 75,512

[1]	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.